Exhibit 1

Worldwide Plaza Trust 2017-WWP

Commercial Mortgage Pass-Through Certificates, Series 2017-WWP

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs & Co. LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

23 October 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re:	Worldwide Plaza Trust 2017-WWP

Commercial Mortgage Pass-Through Certificates, Series 2017-WWP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Worldwide Plaza Trust 2017-WWP securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 October 2017

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Worldwide Plaza Trust 2017-WWP (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two senior promissory notes and two junior promissory notes (collectively, the “Trust Loan”) issued by WWP Office, LLC (the “WWP Borrower”) and WWP Amenities Holdings, LLC (the “Amenities Borrower,” together with the WWP Borrower, the “Borrowers”), each a Delaware limited liability company, evidencing a 10-year, fixed-rate, interest-only mortgage loan,
c.	The Trust Loan, together with six other senior promissory notes (the “Companion Loans,” together with the Trust Loan, the “Whole Loan”) that are pari passu in right of payment with the senior notes of the Trust Loan, which will not be assets of the Issuing Entity, are secured by, among other things, (i) a first lien mortgage on the fee interest of the WWP Borrower in an approximately 1.8 million square foot 47-story Class A office building located at 825 Eighth Avenue, New York, New York (the “WWP Office Tower”) and (ii) a pledge by the Amenities Borrower of the membership interests of WWP Amenities MPH Lender LLC and WWP Amenities MPH Partner, LLC, together with a collateral assignment of certain mortgages on an approximately 250,000 square foot outdoor plaza, retail space, theater space and a 475-space underground parking garage (collectively, the “WWP Amenities Parcel,” together with the WWP Office Tower, the “Property”) and
d.	The Whole Loan has three related fixed rate mezzanine loans (the “Mezzanine A Loan,” “Mezzanine B Loan” and “Mezzanine C Loan,” respectively, and together, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Whole Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Whole Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mezzanine Loans, Whole Loan, Property and Total Debt associated with the Whole Loan as of 6 November 2017 (the “Cut-off Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Attachment A Page 2 of 8

1. (continued)

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mezzanine Loans, Whole Loan, Property and Total Debt associated with the Whole Loan as of the Cut-off Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of the Whole Loan and Mezzanine Loans, as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan and Mezzanine Loans as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

5.	Using the:
a.	First Due Date,
b.	Maturity Date,
c.	Mezzanine A Debt Maturity Date,
d.	Mezzanine B Debt Maturity Date and
e.	Mezzanine C Debt Maturity Date

of the Whole Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Whole Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	With respect to the Whole Loan and Mezzanine Loans, the applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term to Maturity (Mos.)” of the Whole Loan and Mezzanine Loans, as shown on the Final Data File, for the original interest-only period of the Whole Loan and Mezzanine Loans (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Whole Loan and Mezzanine Loans (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the remaining amortization term of the Whole Loan and Mezzanine Loans (the “Remaining Amortization Term (Mos.)”),
d.	Use the “Original Balance ($)” of the Trust Loan, as shown on the Final Data File, as:
i.	The principal balance of the Trust Loan as of the Cut-off Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Trust Loan as of the “Maturity Date” of the Trust Loan (the “Balloon Balance ($)”),
e.	Use the “Pari Passu Companion Loan Original Balance (Non-trust)” of the Companion Loans, as shown as on the Final Data File, as:
i.	The principal balance of the Companion Loans as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)”) and
ii.	The principal balance of the Companion Loans as of the “Maturity Date” of the Companion Loans (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”),
f.	Use the “Mezzanine A Debt Original Balance” of the Mezzanine A Loan, as shown on the Final Data File, for the principal balance of the Mezzanine A Loan as of the Cut-off Date (the “Mezzanine A Debt Cut-Off Date Balance”),
g.	Use the “Mezzanine B Debt Original Balance” of the Mezzanine B Loan, as shown on the Final Data File, for the principal balance of the Mezzanine B Loan as of the Cut-off Date (the “Mezzanine B Debt Cut-Off Date Balance”) and
h.	Use the “Mezzanine C Debt Original Balance” of the Mezzanine C Loan, as shown on the Final Data File, for the principal balance of the Mezzanine C Loan as of the Cut-off Date (the “Mezzanine C Debt Cut-Off Date Balance”).

Attachment A Page 4 of 8

7.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.) and
c.	Seasoning

of the Whole Loan and Mezzanine Loans, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.) and
ii.	Remaining Interest-Only Period (Mos.)

of the Whole Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balance ($),
b.	Mezzanine A Debt Original Balance,
c.	Mezzanine B Debt Original Balance,
d.	Mezzanine C Debt Original Balance,
e.	Pari Passu Companion Loan Original Balance (Non-trust),
f.	Mortgage Loan Rate (%),
g.	Mezzanine A Debt Interest Rate,
h.	Mezzanine B Debt Interest Rate,
i.	Mezzanine C Debt Interest Rate and
j.	Interest Accrual Method

of the Trust Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine C Loan and Companion Loans, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding seven paragraphs of this Item 8., we recalculated the:

i.	Monthly Payment,
ii.	Annual Debt Service,
iii.	Mezzanine A Debt Annual Payment,
iv.	Mezzanine B Debt Annual Payment,
v.	Mezzanine C Debt Annual Payment,
vi.	Pari Passu Companion Loan Monthly Debt Service (Non-trust) and
vii.	Pari Passu Companion Loan Annual Debt Service (Non-trust)

of the Trust Loan, Mezzanine A Loan, Mezzanine B Loan, Mezzanine C Loan and Companion Loans, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Payment” of the Trust Loan as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,

b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and

c.	365/360.

Attachment A Page 5 of 8

8. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service” of the Trust Loan as the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,

b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine A Debt Annual Payment” of the Mezzanine A Loan as the product of:

a.	The “Mezzanine A Debt Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine A Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine B Debt Annual Payment” of the Mezzanine B Loan as the product of:

a.	The “Mezzanine B Debt Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine B Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine C Debt Annual Payment” of the Mezzanine C Loan as the product of:

a.	The “Mezzanine C Debt Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine C Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” of the Companion Loans as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service (Non-trust)” of the Companion Loans as the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 8

9.	Using the:
a.	Mezzanine A Debt Original Balance,
b.	Mezzanine B Debt Original Balance,
c.	Mezzanine C Debt Original Balance,
d.	Mezzanine A Debt Cut-off Date Balance,
e.	Mezzanine B Debt Cut-off Date Balance,
f.	Mezzanine C Debt Cut-off Date Balance,
g.	Mezzanine A Debt Interest Rate,
h.	Mezzanine B Debt Interest Rate,
i.	Mezzanine C Debt Interest Rate,
j.	Mezzanine A Debt Annual Payment,
k.	Mezzanine B Debt Annual Payment and
l.	Mezzanine C Debt Annual Payment

of the Mezzanine A Loan, Mezzanine B Loan and Mezzanine C Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mezzanine Debt Original Balance,
ii.	Mezzanine Debt Cut-off Date Balance,
iii.	Mezzanine Debt Interest Rate and
iv.	Mezzanine Debt Annual Payment

of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust),
c.	Cut-off Date Balance ($),
d.	Pari Passu Companion Loan Cut-off Date Balance (Non-trust),
e.	Balloon Balance ($),
f.	Pari Passu Companion Loan Balloon Balance (Non-trust),
g.	Annual Debt Service and
h.	Pari Passu Companion Loan Annual Debt Service (Non-trust)

of the Trust Loan and Companion Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan Original Balance,
ii.	Whole Loan Cut-off Date Balance,
iii.	Whole Loan Balloon Balance and
iv.	Whole Loan Annual Payment

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

11.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Balance,
c.	Whole Loan Cut-off Date Balance,
d.	Mezzanine Debt Cut-Off Date Balance,
e.	Whole Loan Interest Rate,
f.	Mezzanine Debt Interest Rate,
g.	Whole Loan Annual Payment and
h.	Mezzanine Debt Annual Payment

of the Whole Loan and Mezzanine Loans, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-Off Date Balance,
iii.	Total Loan Interest Rate and
iv.	Total Loan Annual Payment

of the Total Debt associated with the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

12.	Using the:
a.	Whole Loan Annual Payment,
b.	Total Loan Annual Payment,
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($),
e.	2014 NCF,
f.	2015 NCF,
g.	2016 NCF,
h.	Most Recent NCF (if past 2016) ($),
i.	Whole Loan Cut-off Date Balance,
j.	Whole Loan Balloon Balance,
k.	Total Loan Cut-Off Date Balance,
l.	Appraised Value ($) and
m.	Units, Pads, Rooms, Sq Ft

of the Whole Loan, Property and Total Debt associated with the Whole Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	2014 NCF DSCR,
iv.	2015 NCF DSCR,
v.	2016 NCF DSCR,
vi.	Most Recent NCF DSCR,
vii.	Whole Loan DSCR,
viii.	Total Loan DSCR,
ix.	Cut-off Date LTV Ratio (%),
x.	LTV Ratio at Maturity (%),
xi.	Whole Loan LTV,
xii.	Total Loan LTV,
xiii.	Debt Yield on Underwritten Net Operating Income (%),
xiv.	Debt Yield on Underwritten Net Cash Flow (%) and
xv.	Loan Per Unit ($)

of the Whole Loan and Total Debt associated with the Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “2014 NCF DSCR,” “2015 NCF DSCR,” “2016 NCF DSCR,” “Most Recent NCF DSCR,” “Whole Loan DSCR” and “Total Loan DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity (%),” “Whole Loan LTV,” “Total Loan LTV,”  “Debt Yield on Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Whole Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	18 October 2017

Mezzanine A Loan Agreement (see Note 1)	18 October 2017

Mezzanine B Loan Agreement (see Note 1)	18 October 2017

Mezzanine C Loan Agreement (see Note 1)	18 October 2017

Closing Statement	18 October 2017

Cash Management Agreement	18 October 2017

Guaranty Agreement	18 October 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	1 October 2017

Engineering Report	14 September 2017

Phase I Environmental Report	14 September 2017

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	30 June 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	18 October 2017

Insurance Review Document	17 October 2017

Management Agreement	18 October 2017

Trepp Screenshot	Not Dated

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Tenant Lease Agreements	Various

Tenant Lease Agreement Abstracts	Various

Notes:

1.	The mezzanine A loan agreement, mezzanine B loan agreement and mezzanine C loan agreement Source Documents are hereinafter referred to collectively as the “Mezzanine Loan Agreement.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Unit Description	Underwritten Rent Roll
Units, Pads, Rooms, Sq Ft	Underwritten Rent Roll
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information:

Characteristic	Source Document

Largest Tenant	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 2)

Characteristic	Source Document

2014 NOI Date	Underwriter’s Summary Report
2014 EGI	Underwriter’s Summary Report
2014 Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NOI Date	Underwriter’s Summary Report
2015 EGI	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NOI Date	Underwriter’s Summary Report
2016 EGI	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Most Recent Date (if past 2016)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2016) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Ongoing Replacement Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement
Ongoing Insurance Reserve ($)	Loan Agreement
Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement
Upfront Replacement Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement
Upfront Debt Service Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement

Exhibit 2 to Attachment A

Whole Loan, Trust Loan, Companion Loans and Mezzanine Loans Information:

Characteristic	Source Document(s)

Borrower Name	Loan Agreement
Delaware Statutory Trust (Yes/No)?	Loan Agreement
Sponsor	Loan Agreement
Originator	Loan Agreement
Originator Entity Type	Loan Agreement
Mortgage Loan Rate (%)	Loan Agreement
Whole Loan Interest Rate	Loan Agreement
Amortization Type (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
Maturity Date	Loan Agreement and Mezzanine Loan Agreement
Hyper Amortizing Loan	Loan Agreement
Due Date (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
Grace Period-Late Fee (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
Grace Period-Default (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Origination Date	Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Loan Agreement
Terrorism Insurance Required	Loan Agreement
First Due Date (see Notes 3 and 4)	Loan Agreement and Mezzanine Loan Agreement
Last IO Due Date (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
First P&I Due Date (see Note 3)	Loan Agreement and Mezzanine Loan Agreement
Mezzanine A Debt Original Balance	Mezzanine A Loan Agreement
Mezzanine A Debt Interest Rate	Mezzanine A Loan Agreement
Name of Mezzanine A Lender	Mezzanine A Loan Agreement
Mezzanine A Debt Maturity Date	Mezzanine A Loan Agreement
Mezzanine B Debt Original Balance	Mezzanine B Loan Agreement
Mezzanine B Debt Interest Rate	Mezzanine B Loan Agreement
Name of Mezzanine B Lender	Mezzanine B Loan Agreement
Mezzanine B Debt Maturity Date	Mezzanine B Loan Agreement
Mezzanine C Debt Original Balance	Mezzanine C Loan Agreement
Mezzanine C Debt Interest Rate	Mezzanine C Loan Agreement
Name of Mezzanine C Lender	Mezzanine C Loan Agreement
Mezzanine C Debt Maturity Date	Mezzanine C Loan Agreement
Lockbox (see Note 5)	Loan Agreement

Exhibit 2 to Attachment A

Whole Loan, Trust Loan, Companion Loans and Mezzanine Loans Information: (continued)

Characteristic	Source Document(s)

Cash Management (see Note 6)	Loan Agreement
Cash Management Triggers	Loan Agreement
DSCR at Trigger Level	Loan Agreement
Prepayment Provision (see Note 7)	Loan Agreement
Lockout Period (see Note 8)	Loan Agreement
Lockout Expiration Date (see Note 9)	Loan Agreement
Prepayment / Defeasance Begin Date (see Note 10)	Loan Agreement
Prepayment / Defeasance End Date (see Note 11)	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Open Period Begin Date (see Note 12)	Loan Agreement
Open Period (Payments) (see Note 13)	Loan Agreement
Prepayment Type	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Condominium Present?	Loan Agreement
Tenant In Common (Yes/No)?	Loan Agreement
Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy
Ground Lease Y/N	Pro Forma Title Policy
Future Debt Allowed?	Loan Agreement
Loan Purpose	Closing Statement
Property Manager	Management Agreement
Prior Securitizations	Trepp Screenshot
Letter of Credit?	Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

3.	For the:
a.	Amortization Type,
b.	Interest Accrual Method,
c.	Due Date,
d.	Grace Period-Late Fee
e.	Grace Period-Default
f.	First Due Date,
g.	Last IO Due Date and
h.	First P&I Due Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Whole Loan and Mezzanine Loans that is shown in the applicable Source Documents for each of the characteristics listed in a. through i. above.

4.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” after the end of the first full interest accrual period, as shown in the applicable Source Documents.

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document requires the Borrowers to direct the tenants to pay rents directly to a lockbox account controlled by the lender.

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the concentration account is transferred to an account controlled by the Borrowers and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the concentration account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

7.	For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the loan agreement Source Document) has been securitized.

8.	For the purpose of comparing the “Lockout Period” characteristic, the Depositor instructed us to use the lockout period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

9.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period.

10.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the defeasance period.

11.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

12.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use first “Due Date” which occurs during the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

13.	For the purpose of comparing the “Open Period (Payments)” characteristic, the Depositor instructed us to use the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
As Stabilized Appraised Value ($)
As Stabilized Appraisal Date
Administrative Cost Rate (%)
Allocated Cut-off Date Loan Amount ($)
Ground Lease Expiration Date
Annual Ground Lease Payment ($)
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions
Cross-Collateralized (Y/N)
Crossed Group
Hotel Franchise Flag
Franchise Agreement Expiration
ADR ($)
RevPAR ($)
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Seismic Report Date
PML or SEL (%)
Earthquake Insurance Required
Subsidized Housing Programs
Original Balance ($)
Letter of Credit Balance
Letter of Credit Description
B Note Original Amount
B Note Cut-Off Date Balance
B Note Balloon Balance
B Note Annual Payment
B Note Maturity Date
B Note Interest Rate
Student / Military / Other Concentration?

Exhibit 3 to Attachment A

Characteristic

Overlapping Fee Interest?
Pari Passu Split (Y/N)
Pari Passu Controlling Piece in Trust?
Pari Passu Description
Pari Passu Companion Loan Original Balance (Non-trust)
Related Group
Other Subordinate Debt / Preferred Equity Balance
Other Subordinate Debt / Preferred Equity Type
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Hyper Am Loan Maturity Date
% of Initial Pool Balance

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.